Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Disclosure of details of inventories

($ millions)	2022	2021
Raw material, consumables	433	336
Work in progress	201	169
Finished products	1,475	1,394
Total inventories	2,109	1,899